Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Revenue Recognition

Note 3 – Revenue Recognition

HydraFacial has determined that each of its products is distinct and represents a separate performance obligation. The customer can benefit from each product on its own or together with other resources that are readily available to the customer. The products are separately identifiable from other promises in the contract. Control over HydraFacial’s products generally transfers to the customer upon shipment of the products from HydraFacial’s warehouse facility. Therefore, revenue associated with product purchases is recognized at a point in time upon shipment to the intended customer.

Disaggregated Revenue

HydraFacial generates revenue through manufacturing and selling HydraFacial and Perk Delivery Systems (the “Delivery Systems”). In conjunction with the sale of Delivery Systems, HydraFacial also sells its serum solutions and consumables (the “Consumables”). The Consumables are sold by HydraFacial and are available for purchase separately from the purchase of the Delivery System.

HydraFacial’s revenue disaggregated by major product line consists of the following for the periods indicated (in thousands):

	Three Months Ended
	March 31, 2021	March 31, 2020
Net Sales
Delivery Systems	$25,672	$14,081
Consumables	21,870	18,455

Total net sales	$47,542	$32,536

See Note 15 for revenue disaggregated by geographical region.

Note 3 – Revenue Recognition

HydraFacial’s primary source of revenue is derived from the following products:

Delivery Systems

HydraFacial manufactures HydraFacial and PERK branded hydradermabrasion systems that are compatible with HydraFacial’s consumables product line (“Consumables”), but can be used without the purchase of Consumables, which are sold separately. These products are used as a delivery system for the topical therapeutics contained in HydraFacial’s Consumables. Control over HydraFacial’s Delivery System products transfers to the customer upon shipment of the Delivery Systems from HydraFacial’s warehouse facility. Therefore, revenue associated with the Delivery Systems is recognized at a point in time upon shipment to the customer. The Delivery systems are sold on a stand-alone basis and are separate and distinct from the consumables discussed below.

Consumables

The HydraFacial and PERK Consumables are serum solutions and other consumables such as tools and treatment supplies to be used with the HydraFacial and PERK delivery systems. Consumables are sold exclusively by HydraFacial and are available for purchase separately from the purchase of the Delivery Systems. Control over HydraFacial’s Consumable products transfers to the customer upon shipment of the Consumables from HydraFacial’s warehouse facility. Therefore, revenue associated with Consumables is recognized at a point in time upon shipment to the customer.

Disaggregated Revenue

HydraFacial distributes products both through national and international retailers as well as direct-to-consumers through its e-commerce and stores channels. The marketing and consumer engagement benefits that the direct channels provide are integral to HydraFacial’s brand and product development strategy and drive sales across channels. As such, HydraFacial views its two primary distribution channels as components of one integrated business, as opposed to discrete revenue streams.

HydraFacial’s revenue disaggregated by major product line consists of the following for each of the three years in the period ended December 31, 2020:

(in thousands)	2020	2019	2018
Net Sales
Delivery Systems	$53,372	$81,467	$57,067
Consumables	65,720	85,156	55,243

Total net Sales	$119,092	$166,623	$112,310

See Note 18 for disaggregated revenue from contracts with customers by geographical market.